Loans - Loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable
Unearned Income		$ 265,668	$ 203,234
Loans held-for-sale, at lower of cost or fair value		59,168	99,455
Loans pledged as collateral		6,600,000	6,500,000
Loans-held-in portfolio served as collateral to secure credit facilities authorized with the FHLB		3,200,000	4,100,000
Notes Receivable Gross		29,240,557	29,385,196
FRB Advances
Accounts, Notes, Loans and Financing Receivable
Loans served as collateral to secure debt obligations		1,700,000	2,400,000
Public Funds
Accounts, Notes, Loans and Financing Receivable
Loans served as collateral to secure debt obligations		1,700,000
Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		27,749,464	27,115,643
Past due
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,491,093	2,269,553
Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		480,767	1,028,064
Notes Receivable Gross		1,028,644	1,765,838
Buy Back Option Program
Accounts, Notes, Loans and Financing Receivable
Repurchased loans		94,000	862,000
GNMA | Buy Back Option Program
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross				$ 324,000
GNMA | Bulk loan repurchase
Accounts, Notes, Loans and Financing Receivable
Repurchased loans	$ 687,900		688,000
GNMA | Bulk loan repurchase | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Repurchased loans			684,000
Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		20,865,382	21,573,280
Puerto Rico | Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		19,447,236	19,426,598
Puerto Rico | Past due
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,418,146	2,146,682
Puerto Rico | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		480,649	1,028,061
Notes Receivable Gross		994,938	1,728,438
Mortgages
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		7,427,196	7,890,680
Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		6,286,114	6,114,778
Mortgages | Past due
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,141,082	1,775,902
Mortgages | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		471,358	1,014,481
Notes Receivable Gross		827,214	1,443,688
Mortgages | GNMA | Buy Back Option Program | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		13,000	57,000
Mortgages | Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		6,251,866	6,770,143
Mortgages | Puerto Rico | Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		5,147,037	5,057,991
Mortgages | Puerto Rico | Past due
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,104,829	1,712,152
Mortgages | Puerto Rico | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		471,358	1,014,481
Notes Receivable Gross		805,245	1,428,824
Mortgages | Puerto Rico | GNMA | Buy Back Option Program | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing			57,000
Reverse Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		50,000	60,000
Reverse Mortgages | Puerto Rico | Current
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		50,000	60,000
Residential mortgage loans insured By FHA | Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing		$ 304,000	$ 329,000